UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      BlueCrest House, Glategny Esplanade,
              St Peter Port
              Guernsey, GY1 1WR

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Margot Marshall
Title:          Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Margot Marshall                    London, UK         November 14, 2012
-------------------------------      ---------------------    -----------------
           [Signature]                    [City, State]            [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           30
                                                          -------------------

Form 13F Information Table Value Total:                        $590,591
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                               Quarter Ended September 30, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                COM              00724F101   12,974    400,000 SH  CALL OTHER                       400,000
ANADARKO PETE CORP           COM              032511107    1,398     20,000 SH       OTHER                        20,000
APPLE INC                    COM              037833100  100,066    150,000 SH  CALL OTHER                       150,000
ASSURED GUARANTY LTD         COM              G0585R106   30,350  2,228,354 SH       OTHER                     2,228,354
BANK OF AMERICA CORPORATION  COM              060505104    4,415    500,000 SH  CALL OTHER                       500,000
BEST BUY INC                 COM              086516101    2,580    150,000 SH  CALL OTHER                       150,000
CME GROUP INC                COM              12572Q105    1,719     30,000 SH       OTHER                        30,000
DELL INC                     COM              24702R101    3,942    400,000 SH  CALL OTHER                       400,000
DELTA AIR LINES INC DEL      COM NEW          247361702    1,374    150,000 SH  CALL OTHER                       150,000
ENERNOC INC                  COM              292764107      343     26,447 SH       OTHER                        26,447
EOG RES INC                  COM              26875P101    1,120     10,000 SH       OTHER                        10,000
EXXON MOBIL CORP             COM              30231G102    9,145    100,000 SH  PUT  OTHER                       100,000
FIRST SOLAR INC              COM              336433107    3,322    150,000 SH  CALL OTHER                       150,000
GENERAL MTRS CO              COM              37045V100    6,825    300,000 SH  CALL OTHER                       300,000
ISHARES INC                  MSCI BRAZIL      464286400    2,162     40,000 SH       OTHER                        40,000
ISHARES SILVER TRUST         ISHARES          46428Q109   10,044    300,000 SH  CALL OTHER                       300,000
ISHARES TR                   S&P GLB100INDX   464287572   29,885    478,920 SH       OTHER                       478,920
LOUISIANA PAC CORP           COM              546347105    4,375    350,000 SH       OTHER                       350,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    5,371    100,000 SH       OTHER                       100,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,731    150,915 SH       OTHER                       150,915
MGIC INVT CORP WIS           COM              552848103    3,090  2,019,560 SH       OTHER                     2,019,560
MICROSOFT CORP               COM              594918104   14,880    500,000 SH  CALL OTHER                       500,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   39,000  2,500,000 SH  PUT  OTHER                     2,500,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    6,896    442,082 SH       OTHER                       442,082
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   15,600  1,000,000 SH  CALL OTHER                     1,000,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    7,344    100,000 SH  CALL OTHER                       100,000
SOLAZYME INC                 COM              83415T101    3,220    280,481 SH       OTHER                       280,481
TOTAL S A                    SPONSORED ADR    89151E109      250      5,000 SH       OTHER                         5,000
U S AIRWAYS GROUP INC        COM              90341W108  261,500 25,000,000 SH  CALL OTHER                    25,000,000
XEROX CORP                   COM              984121103    3,670    500,000 SH  CALL OTHER                       500,000

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